Significant Accounting Policies: Mineral Properties, Policy (Policies)	12 Months Ended
Jan. 31, 2020
Policies
Mineral Properties, Policy

Mineral Properties

The Company capitalizes all property acquisition costs (including option payments). Mineral exploration costs and costs associated with maintenance of the claims are expensed as incurred until commercially mineable deposits are determined to exist within a particular property.

Option payments are considered acquisition costs provided that the Company has the intention of exercising the underlying option. Property option agreements are exercisable entirely at the option of the optionee. Therefore, option payments (or recoveries) are recorded when payment is made (or received) and are not accrued.

Mineral properties are tested for impairment if facts or circumstances indicate that impairment exists.  Examples of such facts and circumstances are as follows:

•the period for which the Company has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed;

•substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned;

•exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area; and

•sufficient data exist to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation asset, as a result of successful development or by sale, is unlikely to be recovered in full. The property should be valued at the lower of cost and net realizable value, where net realizable value is the estimated selling price less any cost to complete or sell the property.

After technical feasibility and commercial viability of extracting a mineral resource are demonstrable the capitalized balance, net of any impairment recognized, is then reclassified to either tangible or intangible mine development assets according to the nature of the asset.

Although the Company has taken steps that it considers adequate to verify title to mineral properties which it has an interest in, these procedures do not guarantee the Company’s title.  Title to mineral properties in foreign jurisdictions is subject to uncertainty and consequently, such properties may be subject to prior undetected agreements or transfers and title may be affected by such instances.